PARNASSUS FIXED INCOME FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Exchange-Traded Funds	Interest Rate	Maturity Date	Shares	Market Value ($)

Mortgage Real Estate Investment Trusts (5.0%)
iShares MBS ETF			149,811	13,303,217

Total investment in exchange-traded funds (5.0%)				13,303,217
(cost $13,629,434)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)

Capital Markets (0.6%)
Morgan Stanley	4.25%	01/15/2027;@	100,000	1,705,000

Total investment in preferred stocks (0.6%)				1,705,000
(cost $2,105,029)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Freight & Logistics (2.3%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028;@	3,500,000	3,285,911
FedEx Corp.	4.25%	05/15/2030;@	1,750,000	1,617,148
FedEx Corp.	4.75%	11/15/2045;@	1,750,000	1,428,714
				6,331,773

Airlines (2.2%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025;@	3,008,884	3,010,739
Southwest Airlines Co.	5.13%	06/15/2027;@	3,000,000	2,925,598
				5,936,337

Auto Components (1.4%)
APTIV plc	2.40%	02/18/2025;@	1,000,000	951,530
APTIV plc	5.40%	03/15/2049;@	2,000,000	1,647,002
APTIV plc	4.15%	05/01/2052;@	1,500,000	1,042,892
				3,641,424

Banks (2.7%)
Bank of America Corp.	1.53%	12/06/2025;@	2,000,000	1,888,553
Bank of America Corp.	3.85%	03/08/2037;@	2,000,000	1,627,233
Citigroup Inc.	2.01%	01/25/2026;@	4,000,000	3,777,409
				7,293,195

Building Products (0.9%)
Masco Corp.	4.50%	05/15/2047;@	3,260,000	2,430,507

Capital Markets (3.0%)
Morgan Stanley	2.72%	07/22/2025;@	2,500,000	2,426,252
S&P Global Inc.	2.70%	03/01/2029;@	3,000,000	2,623,639
The Charles Schwab Corp.	3.75%	04/01/2024;@	1,500,000	1,482,771
The Charles Schwab Corp.	4.00%	06/01/2026;@	1,500,000	1,253,064
				7,785,726

Chemicals (2.1%)
International Flavor & Fragrances Inc.	5.00%	09/26/2048;@	3,300,000	2,457,135
The Sherwin-Williams Co.	4.50%	06/01/2047;@	4,000,000	3,196,051
				5,653,186

Consumer Finance (3.6%)
American Express Co.	4.05%	05/03/2029;@	3,500,000	3,261,995
Capital One Financial Corp.	2.62%	11/02/2032;@	3,000,000	2,201,746
Discover Financial Services	4.50%	01/30/2026;@	3,500,000	3,349,885
Discover Financial Services	4.10%	02/09/2027;@	1,000,000	913,870
				9,727,496

Containers & Packaging (1.5%)
Ball Corp.	4.88%	03/15/2026;@	4,000,000	3,854,812

Diversified Financial Services (3.5%)
Fiserv Inc.	3.85%	06/01/2025;@	2,500,000	2,416,748
Fiserv Inc.	4.40%	07/01/2049	2,000,000	1,531,860
Global Payments Inc.	5.95%	08/15/2052;@	3,500,000	3,134,636
Visa Inc.	0.75%	08/15/2027;@	2,500,000	2,135,972
				9,219,216

Diversified Telecommunication Services (0.9%)
Verizon Communications Inc.	2.85%	09/03/2041;@	3,750,000	2,423,450

Electric Utilities (0.7%)
Public Service Co. of Oklahoma	2.20%	08/15/2031;@	4,500,000	3,477,671

Electronic Equipment, Instruments & Components (1.3%)
Trimble Inc.	6.10%	03/15/2033;@	3,500,000	3,429,726

Equity Real Estate Investment Trusts (5.4%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032;@	3,000,000	2,181,866
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049;@	1,750,000	1,365,901
American Tower Corp.	3.70%	10/15/2049;@	4,000,000	2,614,729
Digital Realty Trust Inc.	3.60%	07/01/2029;@	1,000,000	883,426
Regency Centers LP	3.75%	06/15/2024	2,000,000	1,952,213
Regency Centers LP	4.40%	02/01/2047;@	2,400,000	1,769,993
SBA Communications Corp.	3.88%	02/15/2027	4,000,000	3,665,332
				14,433,460

Food & Staples Retailing (1.6%)
Sysco Corp.	2.40%	02/15/2030;@	5,000,000	4,118,693

Food Products (1.2%)
McCormick & Co., Inc.	2.50%	04/15/2030;@	4,000,000	3,266,570

Health Care Equipment & Supplies (2.0%)
Baxter International Inc.	2.54%	02/01/2032;@	3,000,000	2,323,940
Becton, Dickinson and Co.	4.69%	12/15/2044	3,500,000	2,954,262
				5,278,202

Health Care Providers & Services (0.9%)
UnitedHealth Group Inc.	4.20%	01/15/2047;@	3,000,000	2,398,116

Hotels, Restaurants & Leisure (1.2%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029;@	3,684,000	3,187,271

Insurance (0.6%)
The Progressive Corp.	5.38%	11/06/2023;@	1,500,000	1,486,933

Interactive Media & Services (0.7%)
Alphabet Inc.	1.10%	08/15/2030;@	1,500,000	1,167,938
Alphabet Inc.	2.05%	08/15/2050;@	1,500,000	817,990
				1,985,928

Life Sciences Tools & Services (1.4%)
Agilent Technologies Inc.	2.75%	09/15/2029;@	4,250,000	3,634,118

Machinery (4.0%)
CNH Industrial Capital LLC	1.45%	07/15/2026;@	4,000,000	3,564,197
Pentair Finance SA	4.50%	07/01/2029;@	4,000,000	3,665,985
Xylem Inc.	2.25%	01/30/2031;@	4,000,000	3,184,940
				10,415,122

Pharmaceuticals (1.0%)
Merck & Co., Inc.	1.90%	12/10/2028;@	3,250,000	2,773,107

Road & Rail (1.6%)
Canadian Pacific Railway Co.	2.88%	11/15/2029;@	2,000,000	1,721,934
Canadian Pacific Railway Co.	4.70%	05/01/2048;@	3,000,000	2,481,212
				4,203,146

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	3.20%	08/12/2061;@	3,000,000	1,747,851
Micron Technology Inc.	2.70%	04/15/2032;@	4,000,000	3,055,319
Qorvo Inc.	3.38%	04/01/2031;@	3,000,000	2,376,213
				7,179,383

Software (5.1%)
Autodesk Inc.	2.85%	01/15/2030;@	1,250,000	1,059,530
Autodesk Inc.	2.40%	12/15/2031;@	3,500,000	2,755,453
Oracle Corp.	6.13%	07/08/2039;@	4,000,000	3,862,323
Roper Technologies Inc.	2.95%	09/15/2029;@	3,500,000	3,034,193
Salesforce Inc.	1.50%	07/15/2028;@	3,000,000	2,551,574
				13,263,073

Specialty Retail (3.3%)
Lowe's Companies Inc.	2.80%	09/15/2041;@	4,250,000	2,743,329
O'Reilly Automotive Inc.	4.20%	04/01/2030;@	3,500,000	3,193,202
Ross Stores Inc.	4.80%	04/15/2030;@	3,000,000	2,788,647
				8,725,178

Textiles, Apparel & Luxury Goods (1.8%)
Hanesbrands Inc. λ	4.88%	05/15/2026;@	2,000,000	1,833,903
VF Corp.	6.00%	10/15/2033;@	2,000,000	1,875,833
VF Corp.	6.45%	11/01/2037;@	1,000,000	957,343
				4,667,079

Transportation Infrastructure (1.2%)
Avantor Funding Inc.	4.63%	07/15/2028;@	3,500,000	3,190,951

Wireless Telecommunication Services (1.1%)
T-Mobile USA Inc.	4.38%	04/15/2040;@	3,500,000	2,812,831

Total investment in corporate bonds (63.6%)				168,223,680
(cost $189,895,351)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,896,871
European Investment Bank	1.63%	10/09/2029	2,000,000	1,688,009
European Investment Bank	0.75%	09/23/2030	2,000,000	1,536,465
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,838,362
International Bank for Reconstruction & Development	1.63%	11/03/2031;@	5,000,000	3,990,821
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,595,309

Total investment in supranational bonds (7.0%)				18,545,837
(cost $21,100,560)

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Federal Home Loan Bank	3.33%	06/27/2025	4,000,000	3,863,221
Federal Home Loan Bank	0.50%	07/28/2025	5,000,000	4,584,483

Total investment in U.S. government agency bonds (3.2%)				8,447,704
(cost $8,778,687)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	2.50%	01/31/2024	2,000,000	1,980,703
U.S. Treasury	2.50%	05/31/2024	4,000,000	3,922,344
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,897,812
U.S. Treasury	2.00%	02/15/2025;@	3,000,000	2,869,570
U.S. Treasury	3.87%	03/31/2025;@	2,000,000	1,960,391
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,838,125
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,834,766
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,808,203
U.S. Treasury	3.63%	05/15/2026;@	3,000,000	2,908,125
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,845,156
U.S. Treasury	3.63%	03/31/2028;@	2,500,000	2,397,168
U.S. Treasury	3.75%	05/31/2030;@	2,500,000	2,374,121
U.S. Treasury	4.13%	11/15/2032;@	2,500,000	2,411,524
U.S. Treasury	3.50%	02/15/2033;@	3,000,000	2,752,969
U.S. Treasury	3.25%	05/15/2042	5,000,000	3,981,445
U.S. Treasury	4.00%	11/15/2042;@	4,500,000	3,991,465
U.S. Treasury	2.00%	02/15/2050;@	4,000,000	2,330,000
U.S. Treasury	1.25%	05/15/2050;@	5,000,000	2,354,297

Total investment in U.S. government treasury bonds (17.9%)				47,458,184
(cost $53,164,529)

Total investment in long-term securities (97.3%)				257,683,622
(cost $288,673,590)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.2%) α
Beneficial State Bank	1.10%	10/23/2023	250,000	249,370
Citizens Trust Bank	0.05%	10/06/2023;@	250,000	249,836
				499,206

Time Deposits (1.6%)
SEB, Stockholm	4.68%	10/02/2023;@	4,296,823	4,296,823

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.1%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	5.24%			190,200

Total short-term securities (1.9%)
(cost $4,986,229)				4,986,229

Total securities (99.2%)
(cost $293,659,819)				262,669,851

Payable upon return of securities loaned (-0.1%)				-$190,200.00

Other assets and liabilities (0.9%)				$2,430,106.00

Total net assets (100.0%)				264,909,757

λ This security, or partial position of this security, was on loan at September 30, 2023. The total value of the securities on loan at September 30, 2023 was $186,210.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.
Such securities have been classified as level 3.

plc Public Limited Company

LLC Limited Liability Company

LP Limited Partnership

SA Société Anonyme